Derivative instruments and hedging activities (Tables)	6 Months Ended
Sep. 30, 2013
Concentration of exposures to credit risk in OTC derivatives

The following tables present Nomura’s significant concentration of exposures to credit risk in OTC derivatives with financial institutions including transactions cleared through central counterparties. The gross fair value of derivative assets represents the maximum amount of loss due to credit risk that Nomura would incur if the counterparties of Nomura failed to perform in accordance with the terms of the instruments and any collateral or other security Nomura held in relation to those instruments proved to be of no value.

	Billions of yen
	March 31, 2013
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥20,169	¥(18,415)	¥(981)	¥773

	Billions of yen
	September 30, 2013
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥20,144	¥(18,219)	¥(890)	¥1,035

Volume of derivative activity in statement of financial position

The following tables quantify the volume of Nomura’s derivative activity through a disclosure of notional amounts, in comparison with the fair value of those derivatives. All amounts are disclosed on a gross basis, prior to counterparty netting of derivative assets and liabilities and cash collateral netting against net derivatives.

	Billions of yen
	March 31, 2013
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥14,130	¥1,857	¥14,550	¥2,017
Interest rate contracts	727,129	21,685	711,914	21,452
Credit contracts	44,582	1,839	42,889	1,979
Foreign exchange contracts	81,002	2,104	80,280	2,007
Commodity contracts	29	1	39	2

Total	¥866,872	¥27,486	¥849,672	¥27,457

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,748	¥88	¥162	¥0
Foreign exchange contracts	92	1	24	1

Total	¥1,840	¥89	¥186	¥1

Total derivatives	¥868,712	¥27,575	¥849,858	¥27,458

	Billions of yen
	September 30, 2013
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥17,154	¥2,416	¥17,212	¥2,582
Interest rate contracts	898,924	19,611	896,087	19,298
Credit contracts	42,829	1,589	41,365	1,760
Foreign exchange contracts	114,756	2,619	101,855	2,452
Commodity contracts	47	1	47	1

Total	¥1,073,710	¥26,236	¥1,056,566	¥26,093

Derivatives designated as hedging instruments:
Interest rate contracts	¥2,039	¥74	¥254	¥1
Foreign exchange contracts	85	1	34	0

Total	¥2,124	¥75	¥288	¥1

Total derivatives	¥1,075,834	¥26,311	¥1,056,854	¥26,094

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(3)	Includes the amount of derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. As of March 31, 2013 and September 30, 2013, these amounts have not been separately presented since such amounts were not significant.

Offsetting of derivatives instruments and related collateral amounts

The following table presents information about offsetting of derivative instruments and related collateral amounts in the consolidated balance sheets by type of derivative contract, together with the extent to which master netting agreements entered into with counterparties, central clearing counterparties or exchanges permit additional offsetting of derivatives and collateral in the event of counterparty default.

	Billions of yen		Billions of yen
	March 31, 2013		September 30, 2013
	Derivative assets	Derivative liabilities(1)	Derivative assets	Derivative liabilities(1)
Equity contracts
OTC settled bilaterally	¥1,112	¥1,174	¥1,292	¥1,372
OTC centrally-cleared	—	—	—	—
Exchange-traded	745	843	1,124	1,210
Interest rate contracts
OTC settled bilaterally	12,887	12,609	10,726	10,397
OTC centrally-cleared	8,873	8,839	8,947	8,892
Exchange-traded	13	4	12	10
Credit contracts
OTC settled bilaterally	1,744	1,880	1,512	1,678
OTC centrally-cleared	95	99	76	81
Exchange-traded	0	0	1	1
Foreign exchange contracts
OTC settled bilaterally	2,097	2,002	2,595	2,431
OTC centrally-cleared	8	6	21	17
Exchange-traded	—	0	4	4
Commodity contracts
OTC settled bilaterally	0	1	0	0
OTC centrally-cleared	—	—	—	—
Exchange-traded	1	1	1	1

Total gross derivative balances(2)	¥27,575	¥27,458	¥26,311	¥26,094
Less: Amounts offset in the consolidated balance sheets(3)	(25,684)	(25,636)	(23,818)	(23,883)

Total net amounts reported on the face of the consolidated balance sheets(4)	¥1,891	¥1,822	¥2,493	¥2,211
Less: Additional amounts not offset in the consolidated balance sheets(5)
Financial instruments and non-cash collateral	(177)	(138)	(177)	(139)
Cash collateral(6)	—	(2)	(2)	(7)

Net amount	¥1,714	¥1,682	¥2,314	¥2,065

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under legally enforceable master netting agreements.
(3)	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under legally enforceable master netting and similar agreements in accordance with ASC 815. As of March 31, 2013, Nomura offset a total of ¥985 billion of cash collateral receivables against net derivative liabilities and ¥1,033 billion of cash collateral payables against net derivative assets. As of September 30, 2013, Nomura offset a total of ¥1,012 billion of cash collateral receivables against net derivative liabilities and ¥937 billion of cash collateral payables against net derivative assets.
(4)	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
(5)	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura does not have the legal right of offset or has not determined with sufficient certainty whether the right of offset is legally enforceable are excluded.
(6)	As of March 31, 2013, a total of ¥220 billion of cash collateral receivables and ¥497 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2013, a total of ¥164 billion of cash collateral receivables and ¥507 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.

Derivative amounts included in consolidated statements of income

The following tables present amounts included in the consolidated statements of income related to derivatives used for trading and non-trading purposes by type of underlying derivative contract.

	Billions of yen
	Six months ended September 30
	2012	2013
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥1	¥18
Interest rate contracts	(21)	35
Credit contracts	(12)	(37)
Foreign exchange contracts	56	(119)
Commodity contracts	0	1

Total	¥24	¥(102)

	Billions of yen
	Three months ended September 30
	2012	2013
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥(28)	¥(46)
Interest rate contracts	14	(76)
Credit contracts	5	(38)
Foreign exchange contracts	3	40
Commodity contracts	0	(0)

Total	¥(6)	¥(120)

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(2)	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the six and three months ended September 30, 2012 and 2013, these amounts have not been separately presented as net gains (losses) for these non-trading derivatives were not significant.

Fair value hedges

The following tables present amounts included in the consolidated statements of income related to derivatives designated as fair value hedges by type of underlying derivative contract and the nature of the hedged item.

	Billions of yen
	Six months ended September 30
	2012	2013
Derivatives designated as hedging instruments:
Interest rate contracts	¥23	¥(5)

Total	¥23	¥(5)

Hedged items:
Long-term borrowings	¥(23)	¥5

Total	¥(23)	¥5

	Billions of yen
	Three months ended September 30
	2012	2013
Derivatives designated as hedging instruments:
Interest rate contracts	¥6	¥7

Total	¥6	¥7

Hedged items:
Long-term borrowings	¥(6)	¥(7)

Total	¥(6)	¥(7)

Net investment hedges

The following tables present gains from derivatives and non-derivatives designated as net investment hedges included in the consolidated statements of comprehensive income.

	Billions of yen
	Six months ended September 30
	2012	2013
Hedging instruments:
Foreign exchange contracts	¥11	¥(1)
Long-term borrowings	8	—

Total	¥19	¥(1)

	Billions of yen
	Three months ended September 30
	2012	2013
Hedging instruments:
Foreign exchange contracts	¥1	¥(2)
Long-term borrowings	3	—

Total	¥4	¥(2)

(1)	The portion of the gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of income. The amount of gains (losses) was not significant during the six months ended September 30, 2012 and 2013. The amount of gains (losses) was not significant during the three months ended September 30, 2012 and 2013.

Written credit derivatives and purchased credit protection

The following tables present information about Nomura’s written credit derivatives and purchased credit protection with identical underlyings as of March 31, 2013 and September 30, 2013.

	Billions of yen
	March 31, 2013
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability(1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥210	¥24,659	¥4,575	¥7,961	¥9,877	¥2,246	¥22,431
Credit default indices	(16)	12,722	1,482	3,555	6,815	870	11,592
Other credit risk related portfolio products	230	2,586	666	1,112	215	593	1,710
Credit risk related options and swaptions	0	51	—	—	27	24	42

Total	¥424	¥40,018	¥6,723	¥12,628	¥16,934	¥3,733	¥35,775

	Billions of yen
	September 30, 2013
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability(1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥96	¥24,854	¥4,553	¥8,906	¥8,975	¥2,420	¥22,441
Credit default indices	(62)	11,306	856	4,420	5,422	608	10,033
Other credit risk related portfolio products	103	1,802	311	1,000	240	251	1,232
Credit risk related options and swaptions	1	599	—	—	302	297	502

Total	¥138	¥38,561	¥5,720	¥14,326	¥14,939	¥3,576	¥34,208

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

Written credit derivatives by external credit rating of underlying asset

The following tables present information about Nomura’s written credit derivatives by external credit rating of the underlying asset. Ratings are based on Standard & Poor’s Financial Services LLC (“S&P”), or if not rated by S&P, based on Moody’s Investors Service, Inc. If ratings from either of these agencies are not available, the ratings are based on Fitch Ratings Ltd. or Japan Credit Rating Agency, Ltd. For credit default indices, the rating is determined by taking the weighted average of the external credit ratings given for each of the underlying reference entities comprising the portfolio or index.

	Billions of yen
	March 31, 2013
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,400	¥1,594	¥5,945	¥8,208	¥4,073	¥2,439	¥24,659
Credit default indices	14	589	6,360	3,516	1,910	333	12,722
Other credit risk related portfolio products	77	17	9	127	243	2,113	2,586
Credit risk related options and swaptions	—	—	18	—	33	—	51

Total	¥2,491	¥2,200	¥12,332	¥11,851	¥6,259	¥4,885	¥40,018

	Billions of yen
	September 30, 2013
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,089	¥1,477	¥5,996	¥8,206	¥4,491	¥2,595	¥24,854
Credit default indices	9	18	6,183	3,561	1,413	122	11,306
Other credit risk related portfolio products	59	3	2	17	16	1,705	1,802
Credit risk related options and swaptions	—	—	507	22	70	—	599

Total	¥2,157	¥1,498	¥12,688	¥11,806	¥5,990	¥4,422	¥38,561

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.